LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of carrying amounts of right-of-use assets

	As at December 31,	As at December 31,
	2020	2019
Balance, beginning of year	$117,581	$83,743
Additions and modifications, net of disposals	9,688	46,822
Amortization	(14,554)	(12,984)
Balance, end of year	$112,715	$117,581

Summary of lease obligations included in the consolidated balance sheets

	As at December 31,	As at December 31,
	2020	2019
Current	$20,852	$14,693
Non-current	99,423	102,135
Total lease obligations	$120,275	$116,828

Summary of future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms

	As at December 31,	As at December 31,
	2020	2019
Within 1 year	$20,464	$16,641
Between 1 - 3 years	28,090	31,220
Between 3 - 5 years	17,846	19,189
Thereafter	57,301	62,587
Total undiscounted lease obligations	$123,701	$129,637

Summary of amounts recognized in consolidated statements of income (loss) with respect to leases

	Year Ended December 31,
	2020	2019
Amortization of right-of-use assets	$14,554	$12,984
Interest expense on lease obligations	$1,997	$1,909
Variable lease payments not included in the measurement of lease obligations	$117,317	$106,909
Expenses relating to short-term leases	$4,926	$3,595
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$792	$1,071